NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI  53202
414-665-1828
                                                              June 28, 2001

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Mason Street Funds, Inc.
                  File No. 333-17361
                  EDGAR CIK:  0001023744

Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated June 29, 2001 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 6 (the "Amendment") to the Registration statement on Form N-1A. This Amendment was filed electronically on June 27, 2001.

         Any comments on this filing should be directed to James R. Eben, Assistant General Counsel, at 414-665-1828.

         This filing is being effected by direct transmission to the Commission's EDGAR System.

                                                              Very truly yours,




                                                            /s/Sara A. Holm
                                                            Paralegal Specialist

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